Convertible Notes Payable and Other Notes Payable (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Jan. 30, 2022
Convertible notes payable, related party - current	$ 0	$ 376,526
Other notes payable, related party - current	42,000	884,000
Other notes payable, related party - noncurrent	270,000	0
Senior secured convertible notes payable	2,000,000	0
Convertible Notes Payable and Other Notes Payable	5,312,000	1,260,526
Total Convertible and other notes payable			$ 26,000,000
March 2025 Convertible Notes [Member]
Total Convertible and other notes payable	2,000,000	0
March 2025 Convertible Notes One [Member]
Total Convertible and other notes payable	$ 1,000,000	$ 0